Cover	Jun. 28, 2024
Cover [Abstract]
Entity Registrant Name	AVENIR WELLNESS SOLUTIONS, INC.
Entity Central Index Key	0001643301
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 28, 2024
Entity File Number	000-55908
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-1504639
Entity Address Address Line 1	5805 Sepulveda Blvd.
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	Sherman Oaks
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91411
City Area Code	424
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	273-8675